UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [  ];              Amendment Number:
       This Amendment (Check only one):         [   ] is a restatement.
                                                [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda

Form 13F File Number:               28-05483

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lisa M. Pankratz
Title:        Vice President
Phone:        (604) 601-8324

Signature, Place, and Date of Signing:

     /s/ Lisa M. Pankratz         Vancouver, B.C. Canada       February 12, 2004
     ----------------------      ----------------------        -----------------
     [Signature]                 [City, State]                 [Date]

The Other Included Manager, McElvaine Investment Management Ltd., ("MIML") is under common control with the Filing Manager. MIML exercises sole investment discretion and sole voting authority over the seucrities it manages.

Report Type  (Check only one):

[ ]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Mackenzie Financial Corporation (Form 13F File Number 28-5178) with respect to securities held in Mackenzie Universal Select Managers Fund, Mackenzie Universal Select Managers Canada Fund, Mackenzie Universal Select Managers Capital Class, Mackenzie Universal Select Managers Canada Capital Class, Mackenzie Cundill Value Capital Class, Mackenzie Cundill American Capital Class, Mackenzie Cundill Canadian Security Capital Class, Mackenzie Universal Select Managers International Capital Class, IG Mackenzie Select Managers Fund, and IG Mackenzie Select Managers Canada Class.

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            1
                                                  -----------------------

Form 13F Information Table Entry Total:                      18
                                                  -----------------------

Form 13F Information Table Value Total:                 $387,812,527
                                                  -----------------------


List of Other Included Managers:

      01 - McElvaine Investment Management Ltd.

                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table


Name of         Title of  CUSIP       Value     Shrs or      SH/PRN  Put/  Investment  Other     Voting   Authority
issuer          class                 (x$1000)  prn amt              Call  discretion  managers  Sole       Shared    None

Alderwoods     Common     014383103    2,120      225,000    SH            OTHER       01               0     0    225,000
Group Inc.     Stock


BCE Inc.       Common     05534B109   32,320    1,449,000    SH            SOLE                  1,449,000     0       0
               Stock


Brascan        Cl. A      10549P606   22,650      738,642    SH            SOLE                    738,642     0       0
Corp.          Ltd. Vtg.
               Shares


Canadian       Common     136069101   16,794      340,000    SH            SOLE                    340,000     0       0
Imperial       Stock
Bank of
Commerce


Canadian       Common     136385101   30,398      602,500    SH            SOLE                    602,500     0       0
Natural        Stock
Resources
Ltd.


Encana Corp.   Common     292505104   15,154      385,000    SH            SOLE                    385,000     0       0
               Stock


Fairfax        Sub.       303901102   25,453      145,850    SH            SOLE                    145,850     0       0
Financial      Vtg.
Holdings Ltd.  Shares


Focus          Common     344159108    1,229      565,000    SH            SOLE                    565,000     0       0
Enhancements   Stock
Inc.


Goldcorp       Common     380956409    6,521      409,760    SH            SOLE                    409,760     0       0
Inc.           Stock


Grill          Common     398502203    1,023      396,333    SH            SOLE                    396,333     0       0
Concepts       Stock
Inc.


IDT Corp.      Common     448947309   33,185    1,437,800    SH            SOLE                  1,437,800     0       0
Class "B"      Stock


Liberty        Common     530718105   66,881    5,637,751    SH            SOLE                  5,637,751     0       0
Media Corp.    Stock-A
New


Loews Corp.    Common     540424108   48,744     988,000     SH            SOLE                    988,000     0       0
               Stock


Mattell Inc.   Common     577081102    5,781      300,000    SH            OTHER       01                0     0   300,000
               Stock



Natuzzi        ADR        63905A101    1,770      176,000    SH            SOLE                    176,000     0       0
S.p.A.



Noranda Inc.   Common     655422103   33,702    2,124,900    SH            SOLE                  2,124,900     0       0
               Stock


Sunlife        Common     866796105   16,655      668,100    SH            SOLE                    688,100     0       0
Financial      Stock



Videsh         ADR        92659G600   27,435    4,165,500    SH            SOLE                  4,165,500     0       0
Sanchar
Nigam Ltd. -
sp ADR
